Employee benefit expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit expenses
Wages and salaries	¥ 183,193,000	¥ 250,773,000	¥ 225,085,000
Share-based payment	27,528,000	35,463,000	78,967,000
Pension costs - defined contribution plans	15,651,000	16,942,000	5,841,000
Other staff welfare expenses	7,770,000	6,072,000	12,670,000
Employee benefit expenses	¥ 234,142,000	¥ 309,250,000	¥ 322,563,000